Stock-based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 04, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Non-employee members of Board Of Directors | Restricted stock
Units/ Awards
Granted (in shares)	27
Unvested at the end of the period (in shares)	27
Weighted Average Grant Date Fair Value per Share
Granted (in dollars per share)	$ 15.05
Unvested at the end of the period (in dollars per share)	$ 15.05
Non-employee members of Board Of Directors | Class A common stock | Restricted stock
Weighted Average Grant Date Fair Value per Share
Number of non-employee members of the Board of Directors to whom awards were granted		4
Awards granted to each non-employee director (in shares)		6,645
Service period from date of grant	1 year
Non-employee members of Board Of Directors | General and administrative expenses | Restricted stock
Weighted Average Grant Date Fair Value per Share
Stock compensation expense	$ 0.1
Management incentive plan | Management units | JEH | Common Class B
Units/ Awards
Unvested at the end of the period (in shares)	457,150
Management incentive plan | Management units | JEH | General and administrative expenses
Weighted Average Grant Date Fair Value per Share
Stock compensation expense	$ 10.7		$ 0.6	$ 1.1
Management incentive plan | Management units | JEH | Management
Units/ Awards
Unvested at the beginning of the period (in shares)	710,767
Granted (in shares)	911,654
Forfeited (in shares)	(167,239)
Vested (in shares)	(998,032)
Unvested at the end of the period (in shares)	457,150
Weighted Average Grant Date Fair Value per Share
Unvested at the beginning of the period (in dollars per share)	$ 3.62
Granted (in dollars per share)	$ 15.00
Forfeited (in dollars per share)	$ 3.62
Vested (in dollars per share)	$ 9.96
Unvested at the end of the period (in dollars per share)	$ 12.46